LEASE OBLIGATIONS - Summary of future minimum lease payments relating to the right-of-use assets (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Gross lease liabilities	$ 34,387
2025
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Gross lease liabilities	945
2026
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Gross lease liabilities	942
2027
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Gross lease liabilities	657
2028
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Gross lease liabilities	441
2029
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Gross lease liabilities	458
2030 and thereafter
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Gross lease liabilities	$ 30,944